Foreclosed Assets (Narrative) (Details) - property	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Multi-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Properties transferred into REO		1
Single-Family Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Properties transferred into REO	0